Average Annual Total Returns - Eaton Vance Floating-Rate Municipal Income Fund	Average Annual Return, Caption	Bloomberg Barclays 1 Year Municipal Bond Index One Year	Bloomberg Barclays 1 Year Municipal Bond Index Five Years	Bloomberg Barclays 1 Year Municipal Bond Index Ten Years	Bloomberg Barclays 1 Year Municipal Bond Index Index No Deduction for Fees, Expenses, Taxes	Advisers Class One Year	Advisers Class Five Years	Advisers Class Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	Average Annual Total Return as of December 31, 2019	2.46%	1.20%	1.10%	(reflects no deduction for fees, expenses or taxes)	(0.65%)	0.38%	1.43%	(0.65%)	0.38%	1.43%	(0.65%)	0.38%	1.41%	0.20%	0.49%	1.48%	1.83%	1.00%	1.79%